PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTY AND EQUIPMENT
Cost	$ 77,727	$ 113,139
Accumulated amortization	57,688	91,052
Net book value	20,039	22,087	22,635
Amortization expense relating to property and equipment, including discontinued operations	12,583	14,528	17,638
Furniture and fixtures
PROPERTY AND EQUIPMENT
Cost	4,557	4,799
Accumulated amortization	3,755	3,856
Net book value	802	943
Research and development equipment
PROPERTY AND EQUIPMENT
Cost	21,875	37,106
Accumulated amortization	16,504	29,204
Net book value	5,371	7,902
Tooling
PROPERTY AND EQUIPMENT
Cost	25,000	44,149
Accumulated amortization	17,577	37,298
Net book value	7,423	6,851
Computer equipment
PROPERTY AND EQUIPMENT
Cost	7,614	8,390
Accumulated amortization	6,048	6,764
Net book value	1,566	1,626
Software
PROPERTY AND EQUIPMENT
Cost	9,358	9,352
Accumulated amortization	7,863	7,338
Net book value	1,495	2,014
Leasehold improvements
PROPERTY AND EQUIPMENT
Cost	4,973	5,141
Accumulated amortization	3,070	3,955
Net book value	1,903	1,186
Leased vehicles
PROPERTY AND EQUIPMENT
Cost	1,206	1,126
Accumulated amortization	587	546
Net book value	619	580
Office equipment
PROPERTY AND EQUIPMENT
Cost	3,144	3,076
Accumulated amortization	2,284	2,091
Net book value	$ 860	$ 985